Change In Accounting Policy (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Schedule of change impacted previously reported amounts
The election of this change impacted previously reported amounts included herein as indicated in the tables below:

Consolidated Statements of Income

	Year ended December 31, 2021		Year ended December 31, 2020
In millions, except per share data	Under prior method	As restated	Under prior method	As restated
Other components of net periodic benefit income	$398	$407	$315	$292
Income before income taxes	$6,333	$6,342	$4,544	$4,521
Income tax expense	$(1,441)	$(1,443)	$(982)	$(976)
Net income	$4,892	$4,899	$3,562	$3,545

Earnings per share:
Basic	$6.90	$6.91	$5.01	$4.98
Diluted	$6.89	$6.90	$5.00	$4.97
Consolidated Statements of Other Comprehensive Income

	Year ended December 31, 2021		Year ended December 31, 2020
In millions	Under prior method	As restated	Under prior method	As restated
Net income	$4,892	$4,899	$3,562	$3,545
Net change in pension and other postretirement benefit plans	$2,075	$2,066	$160	$183
Other comprehensive income before income taxes	$2,023	$2,014	$78	$101
Income tax expense	$(546)	$(544)	$(67)	$(73)
Other comprehensive loss	$1,477	$1,470	$11	$28

Consolidated Balance Sheets

	As at December 31, 2021
In millions	Under prior method	As restated
Accumulated other comprehensive loss	$(1,995)	$(2,241)
Retained earnings	$20,741	$20,987

Consolidated Statements of Changes in Shareholders' Equity

	Under prior method			As restated
In millions	Accumulated other comprehensive loss	Retained earnings	Total shareholders' equity	Accumulated other comprehensive loss	Retained earnings	Total shareholders' equity
Balance at December 31, 2019 (1)	$(3,483)	$17,634	$18,041	$(3,739)	$17,890	$18,041
Net income		$3,562	$3,562		$3,545	$3,545
Other comprehensive income	$11		$11	$28		$28
Balance at December 31, 2020	$(3,472)	$19,161	$19,651	$(3,711)	$19,400	$19,651
Net income		$4,892	$4,892		$4,899	$4,899
Other comprehensive loss	$1,477		$1,477	$1,470		$1,470
Balance at December 31, 2021	$(1,995)	$20,741	$22,744	$(2,241)	$20,987	$22,744
(1)The cumulative adjustment as at December 31, 2019, the beginning of the earliest period presented in the consolidated financial statements included herein, was a $256 million increase to each of Retained earnings and Accumulated other comprehensive loss.

Consolidated Statements of Cash Flows

	Year ended December 31, 2021		Year ended December 31, 2020
In millions	Under prior method	As restated	Under prior method	As restated
Net income	$4,892	$4,899	$3,562	$3,545
Pension income and funding	$(305)	$(314)	$(234)	$(211)
Deferred income taxes	$511	$513	$487	$481